Shareholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	May 20, 2021
Shareholders' Equity (Details) [Line Items]
Shares issued		1,000,000	1,000,000
Shares outstanding		1,000,000	1,000,000
Shares, par value (in Dollars per share)		$ 0.001
Ordinary shares issued				5,200,000
Offering price per share (in Dollars per share)				$ 5
Share Subdivision [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued		10,000,000
Shares outstanding		5,000,000
Authorized share capital par value (in Dollars per share)	$ 0.005
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Authorized share capital (in Dollars)	$ 50,000		$ 50,000
Shares, authorized	50,000,000		50,000,000
Shares, par value (in Dollars per share)	$ 0.001		$ 0.001
Total shares issued	5,000,000	15,000,000	5,000,000
Total shares outstanding	5,000,000	15,000,000	5,000,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized		50,000,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized		150,000,000